Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 1,620	$ 5,494	$ (5,140)
Prepaid expenses	(2,815)	745	(494)
Accounts payable	(2,053)	2,791	2,127
Accrued liabilities	2,449	(1,572)	(1,581)
Unearned revenue and long-term unearned revenue	(1,456)	(3,218)	(562)
Restricted cash	4,249	(10,808)	(2,785)
Advances to and from affiliates	(913)	(9,699)	(23,714)
Other operating assets and liabilities	772	(4,402)	(2,038)
Total	$ 1,853	$ (20,669)	$ (34,187)